Loans (Tables)	12 Months Ended
Sep. 30, 2023
Loans
Schedule of short-term and long-term loans
	As of	As of
	September 30,	September 30,
	2023	2022
Short-term loans
Xiaoshan Rural Commercial Bank	$1,041,667	$-
China Guangfa Bank Co., Ltd.	685,307	-
Bank of Beijing	411,184	-
Industrial Bank Co., Ltd	274,123	-
Total short-term loan	$2,412,281	$-
Long-term loans - current portion
Bank of Beijing	$-	$1,124,622
WeBank Co., Ltd	285,934	-
Jiangsu Suning Bank	186,472	140,578
Huaneng Guicheng Trust Co., Ltd.	100,054	80,832
China Resources Shenzhen Investment Trust Co., Ltd.	82,237	159,321
Zhejiang Mintai Commercial Bank	21,587	-
Total long-term loans - current portion	$676,284	$1,505,353

Long-term loans - non-current portion
Bank of Beijing	1,096,491	-
Xiaoshan Rural Commercial Bank	328,947	-
WeBank Co., Ltd	127,874	-
Huaneng Guicheng Trust Co., Ltd.	48,999	57,988
Jiangsu Suning Bank	32,261	140,578
Zhejiang Mintai Commercial Bank	17,989	-
China Resources Shenzhen Investment Trust Co., Ltd.	-	93,719
Total long-term loans - non-current portion	$1,652,561	$292,285

Total short-term and long-term loans	$4,741,126	$1,797,638
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2024	7,600,000	$1,041,667	3.20%	1
China Guangfa Bank Co., Ltd.	November 1, 2022	October 31, 2023	5,000,000	685,307	3.95%	2
Industrial Bank Co., Ltd	January 16, 2023	January 14, 2024	2,000,000	274,123	5.13%	3
Total secured short-term loans			14,600,000	$2,001,097

Unsecured short-term loan
Bank of Beijing	January 17, 2023	January 17, 2024	3,000,000	411,184	4.65%
Total unsecured short-term loans			3,000,000	$411,184

Total short-term loans			17,600,000	$2,412,281

Secured long-term loans
Long-term loans, current portion
WeBank Co., Ltd	April 12, 2023	April 1, 2025	885,000	$121,300	12.56%	4
WeBank Co., Ltd	May 15, 2023	May 15, 2025	500,000	68,531	9.00%	4
WeBank Co., Ltd	August 14, 2022	August 1, 2024	479,167	65,675	14.40%	4
WeBank Co., Ltd	May 15, 2023	May 1, 2025	90,000	12,336	13.86%	4
WeBank Co., Ltd	August 1, 2023	July 28, 2025	67,500	9,252	14.11%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	64,500	8,840	12.78%	4
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	137,061	12.0%	5
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	210,000	28,783	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	150,500	20,628	12.78%	6
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	430,000	58,936	12.91%	7
Huaneng Guicheng Trust Co., Ltd.	August 1, 2023	August 1, 2025	300,000	41,118	16.2%	7
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	600,000	82,237	14.4%	8
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	157,500	21,587	14.11%	9
Total long-term loans, current portion			4,934,167	$676,284
Long-term loans, non-current portion
Bank of Beijing	April 3, 2023	April 2, 2026	8,000,000	1,096,491	4.75%	10
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2026	2,400,000	328,947	4.50%	1
WeBank Co., Ltd	April 12, 2023	April 1, 2025	442,500	60,651	12.56%	4
WeBank Co., Ltd	May 15, 2023	May 15, 2025	333,333	45,687	9.00%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	56,250	7,710	13.86%	4
WeBank Co., Ltd	August 1, 2023	July 28, 2025	52,500	7,196	14.11%	4
WeBank Co., Ltd	August 1, 2023	August 1, 2025	48,375	6,630	12.78%	4
Huaneng Guicheng Trust Co., Ltd.	August 1, 2023	August 1, 2025	250,000	34,265	16.20%	7
Huaneng Guicheng Trust Co., Ltd.	December 30, 2022	December 28, 2024	107,500	14,734	12.91%	7
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	122,500	16,790	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	112,875	15,471	12.78%	6
Zhejiang Mintai Commercial Bank	July 1, 2022	July 1, 2024	131,250	17,989	14.4%	6
Total long-term loans, non-current portion			12,057,083	$1,652,561

Total short-term and long-term loans			34,591,250	$4,741,126
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended September 30, 2022	date	date	in RMB	in USD	rate	Note
Secured long-term bank loans
Long-term loans, current portion
Bank of Beijing	April 6, 2022	April 5, 2026	8,000,000	$1,124,622	4.8%	2
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	140,578	12.0%	5
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	800,000	112,462	14.4%	6
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	575,000	80,832	14.4%	7
China Resources Shenzhen Investment Trust Co., Ltd.	April 30, 2021	April 28, 2023	333,334	46,859	10.8%	6
Total long-term loans, current portion			10,708,334	$1,505,353
Long-term loans, non-current portion
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	140,578	12.0%	6
China Resources Shenzhen Investment Trust Co., Ltd.	July 1, 2022	July 1, 2024	666,667	93,719	14.4%	6
Huaneng Guicheng Trust Co., Ltd.	August 14, 2022	August 1, 2024	412,500	57,988	14.4%	7
Total long-term loans, non-current portion			2,079,167	$292,285

Total short-term and long-term loans			12,787,501	$1,797,638